Financial Assets at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 184,395,802
Purchases during the year:
Balance at the end of the year	$ 364,343,319
Level 3 | Unlisted Equity Securities
Purchases during the year:
Consideration settled in shares | shares	17,515,793	17,515,793
Consideration settled in cash		$ 17,615,757
Loss on change in fair value recognized in the consolidated statement of profit or loss and other comprehensive income		$ (10,951,552)
Balance at the end of the year	$ 24,179,998